Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is October 21, 2013

The Commodity Returns Strategy Portfolio: Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800 242-9596.

The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013): On September 30, 2013, Cadence Capital Management LLC (“Cadence”) was added as an additional Specialist Manager to each of the Growth Equity Portfolio, Institutional Growth Equity Portfolio, Small Capitalization Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, Commodity Returns Strategy Portfolio and Emerging Markets Portfolio pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about Cadence.

The Growth Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

2. The following replaces the “Specialist Managers.” section on page 86 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing

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the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 86 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Growth Index.

The Institutional Growth Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 17 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

2. The following replaces the “Specialist Managers.” section on page 87 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 87 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Growth Index.

The Small Capitalization Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management, LLC (“Cadence”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

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2. The following replaces the “Specialist Managers.” section on page 88 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 88:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000 Index. The particular segments of the Russell 2000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 2000 Index.

The Institutional Small Capitalization Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 25 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management, LLC (“Cadence”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

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Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

2. The following replaces the “Specialist Managers.” section on page 89 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 90:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000 Index. The particular segments of the Russell 2000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 2000 Index.

The Real Estate Securities Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

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Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

2. The following replaces the “Specialist Managers.” section on page 90 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 90 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), PIMCO and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

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2. The following replaces the “Specialist Managers.” section on page 93 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 93 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 48 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management, LLC (“Cadence”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

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Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 99 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) each manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 99 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Portfolio, The Institutional Small Capitalization Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following is inserted in the “Specialist Manager Guide” just after the “Breckinridge Capital Advisors, Inc.” section on page 129:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

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For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

Mr. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Real Estate Securities Portfolio(From the Supplement Filed on September 12, 2013): Effective immediately, The Real Estate Securities Portfolio is open to new investors.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio (From the Supplement Filed on August 22, 2013)

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

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The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Value Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 5 of the Prospectus:

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Institutional Capital, LLC (“ICAP”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

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ICAP: Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital: Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on page 83 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”) and AllianceBernstein L.P. (“AllianceBernstein”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon Capital Management Corporation (“Mellon Capital”) and Cadence Capital Management LLC (“Cadence”) are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Value Equity Portfolio” on page 83 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Value(R) Index. The particular segments of the Russell 1000(R) Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Value Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Value Index.

The Institutional Value Equity Portfolio (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies,

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including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 9 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence, Institutional Capital, LLC (“ICAP”), Mellon Capital and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have co-managed the portion of the Portfolio allocated to ICAP since July, 2008. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

3. The following replaces the “Specialist Managers.” section on page 84 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. ICAP, AllianceBernstein and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Value Equity Portfolio” on page 84 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000(R) Value Index. The particular segments of the Russell 1000(R) Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Value Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Value Index.

The Growth Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

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Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Capital and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

3. The following replaces the “Specialist Managers.” section on page 86 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 86 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a strict “passive” or “indexing” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000(R) Growth Index. The particular segments of the Russell 1000(R) Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Growth Index.

The Institutional Growth Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred

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stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 17 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Capital, PIMCO and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison: Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

3. The following replaces the “Specialist Managers.” section on page 87 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 87 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000(R) Growth Index. The particular segments of the Russell 1000(R) Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Growth Index.

The Small Capitalization Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 18 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

3. The following replaces the “Specialist Managers.” section on page 88 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 88:

The Ariel Investment Selection Process: Ariel uses independent thought and research to implement a four-part process. They screen more than 10,000 securities on size, valuation and industry parameters to yield roughly 2,000 issues. Of those they follow approximately 75 closely. They then determine whether or not an idea is cheap enough via a deep value strategy focusing on book value (often 1x or below), tangible book value, cash and other similar factors. There are no rigid criteria to their analytical process; they are trying to determine that a margin of safety exists between price and intrinsic value. They surround companies to paint a long-term picture and identify what others are missing. One key tool is their independent verification network of outside experts. Another tool is deciding the best methodology to determine whether a margin of safety exists. Once they have measured the gap between stock price and intrinsic value, they hold an informal discussion with any research members who are experts in the industry. The lead portfolio manager makes the final decision on whether or not to initiate a position. As natural contrarians, they sell a security when they believe that the valuation is no longer attractive due to assets and/or ability to generate profits and/or free cash flow. In keeping with their long-term patient approach, they will not sell a security because of a short-term disappointment. They will, however, sell a security if their investment thesis has changed, namely by a major shift in the competitive landscape, a deterioration in company fundamentals, and/or a loss of faith in management to execute the stated goals and objectives. The decision to sell is ultimately made by the lead portfolio manager.

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000(R) small capitalization universe (i.e. small capitalization value and small capitalization growth segments). The particular segments of the Russell 2000(R) universe that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 2000(R) Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000(R) Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 2000(R) Indices.

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The Institutional Small Capitalization Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 25 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel, Cupps, Frontier, IronBridge, Mellon Capital and Pzena are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cupps: Andrew S. Cupps has managed the portion of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since the Portfolio’s August, 2008.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

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Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

3. The following replaces the “Specialist Managers.” section on page 89 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Small Capitalization Equity Portfolio” on page 90:

The Ariel Investment Selection Process: Ariel uses independent thought and research to implement a four-part process. They screen more than 10,000 securities on size, valuation and industry parameters to yield roughly 2,000 issues. Of those they follow approximately 75 closely. They then determine whether or not an idea is cheap enough via a deep value strategy focusing on book value (often 1x or below), tangible book value, cash and other similar factors. There are no rigid criteria to their analytical process; they are trying to determine that a margin of safety exists between price and intrinsic value. They surround companies to paint a long-term picture and identify what others are missing. One key tool is their independent verification network of outside experts. Another tool is deciding the best methodology to determine whether a margin of safety exists. Once they have measured the gap between stock price and intrinsic value, they hold an informal discussion with any research members who are experts in the industry. The lead portfolio manager makes the final decision on whether or not to initiate a position. As natural contrarians, they sell a security when they believe that the valuation is no longer attractive due to assets and/or ability to generate profits and/or free cash flow. In keeping with their long-term patient approach, they will not sell a security because of a short-term disappointment. They will, however, sell a security if their investment thesis has changed, namely by a major shift in the competitive landscape, a deterioration in company fundamentals, and/or a loss of faith in management to execute the stated goals and objectives. The decision to sell is ultimately made by the lead portfolio manager.

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000(R) small capitalization universe (i.e. small capitalization value and small capitalization growth segments). The particular segments of the Russell 2000(R) universe that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 2000(R) Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000(R) Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 2000(R) Indices.

The Real Estate Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts

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(REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

3. The following replaces the “Specialist Managers.” section on page 90 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 90 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 31 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

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Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

3. The following replaces the “Specialist Managers.” section on page 93 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 93 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The International Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 37 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE

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Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 40 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir and David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

3. The following replaces the “Specialist Managers.” section on page 95 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The International Equity Portfolio” on page 95 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Institutional International Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 41 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 44 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have managed the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on page 96 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional International Equity Portfolio” on page 97 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

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The Emerging Markets Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 45 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 48 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on pages 99 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently

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responsible for implementing the active component of the Portfolio’s investment strategy. Mellon Capital is also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 99 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the MSCI EM Index.

The Core Fixed Income Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 49 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 52 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Fixed Income Opportunity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 53 of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 57 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

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Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013.

Investment Subadvisor

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

3. The following replaces the “Specialist Managers.” section on page 100 of the Prospectus:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital and PIMCO currently provides portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 100 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Government Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 58 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

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The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 61 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The U.S. Corporate Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 62 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 65 of the Prospectus:

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Seix are the Specialist Managers for the Portfolio.

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Portfolio Managers

Mellon Capital: David C. Kwan, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Seix: James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

3. The following replaces the “Specialist Managers.” section on page 103 of the Prospectus:

Specialist Manager. Seix and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 103 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 66 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 69 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

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The Short-Term Municipal Bond Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 70 of the Prospectus:

Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 73 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Intermediate Term Municipal Bond Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 74 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

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The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 77 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Intermediate Term Municipal Bond II Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 78 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 81 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio(From the Supplement Filed on August 22, 2013)

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1. The following replaces the first paragraph on page 116 in the “Advisory Services” section

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2012, approximately $19.5 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for each Portfolio with respect to portions of the Portfolio allocated to investments in ETFs. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors

The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “Alliance Bernstein L.P.” section on page 127:

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The International Small Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of March 31, 2013, Ariel had approximately $6 billion in assets under management.

For its services to The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of the each Small Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of the Small Cap Portfolios’ assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “Breckinridge Capital Advisors, Inc.” section on page 129:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

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For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

Mr. Paul Dokas and Mr. Robert Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 134:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive

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equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2013 Mellon received fees of 0.09% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and the U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15%. Mellon Capital did not manage any assets in these strategies during the fiscal year ended June 30, 2013.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. Mellon Capital did not manage any assets in The Fixed Income Opportunity Portfolio during the fiscal year ended June 30, 2013.

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios are Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital.

Warren Chiang, CFA is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.B.A. and a B. S. from the University of California at Berkeley. Mr. Chiang has 16 years of investment experience and tenure at Mellon Capital. Mr. Chiang manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies. He is responsible for the refinement and implementation of the active equity portfolio management process.

Ronald Gala, CFA is a Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 27 years of investment experience with tenure of 20 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 19 years of investment experience with tenure of 13 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 20 years of investment experience with tenure of 14 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

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Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Lowell J. Bennett, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Bennett is a Managing Director, Investment Strategist at Mellon Capital with 25 years of finance and investment experience and 15 years at the firm. He earned both a B.S.I.E and M.B.A. from Stanford University.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinios, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 18 years of investment experience and 16 years at the firm. She earned a B.S. at California State University at Haward. Ms. Shu is a Director, Senior Portfolio Manager with 16 years of investment experience. She earned a M.S. at Texas A&M University.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio is the responsibility of David C. Kwan, CFA, John DiRe, Manual Hayes. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley.

As of June 30, 2013, Mellon Capital had assets under management totaling approximately $313 billion, which includes overlay strategies.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on June 28, 2013)

1. The following replaces the second paragraph under the “Calculating NAV” section of “Shareholder Information” on page 118 of the Prospectus:

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

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The Fixed Income Opportunity Portfolio: (From the Supplement filed on June 28, 2013)

1. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 57 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013.

Investment Subadvisor

Seix, Fort Washington Investment Advisors, Inc. (“Fort Washington”) and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Seix: Michael Rieger, Michael Kirkpatrick and Brian Nold have managed that portion of the Portfolio allocated to Seix since November, 2007.

2. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 115 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities and Fixed Income Opportunity Portfolios. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Commodity Returns Strategy Portfolio: (From the Supplement filed on June 10, 2013) Effective June 10, 2013, The Commodity Returns Strategy Portfolio’s classification changed from non-diversified to diversified. All references to the Portfolio are changed accordingly.

International Equity Portfolio and Institutional International Equity Portfolio: (From the Supplement filed on June 10, 2013)

1. The following replaces the first paragraph under the “Artisan Partners Limited Partnership” section of the “Specialist Manager Guide” on page 127 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2012, Artisan managed total assets in excess of $64 billion, of which approximately $37 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a Delaware Corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

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The International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1.	The following replaces the section of the Prospectus pertaining to Causeway Capital Management LLC under the “Portfolio Managers” section on page 40 of the Prospectus:

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

The Institutional International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1.	The following replaces the section of the Prospectus pertaining to Causeway Capital Management LLC under the “Portfolio Managers” section on page 44 of the Prospectus:

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

The International Equity Portfolio and The Institutional International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1. The following replaces the third paragraph under the “Causeway Capital Management LLC” section of the “Specialist Manager Guide” on page 130 of the Prospectus:

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, Conor Muldoon, Foster Corwith and Alessando Valentini. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001, Mr. Muldoon has been an investment professional with Causeway since 2003 and Messrs Corwith and Valentini have been investment professionals with the firm since 2006. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director and fundamental portfolio manager, previously served as a research associate at Deutsche Asset Management where he was responsible for researching consumer staple companies. Mr. Valentini, a director and fundamental portfolio manager, previously worked at Thornburg Investment Management, where he conducted fundamental research focusing on the European telecommunication and Canadian oil sectors.

The Real Estate Securities Portfolio:

Upon the recommendation of the Adviser, the Board of Trustees of HC Capital Trust has approved a modification of the Principal Investment Strategies of the Portfolio to allow the Portfolio to implement its real estate securities strategies by investing primarily in shares of other real estate-oriented investment companies, such as exchange-traded funds (“ETFs”). Accordingly, the following changes to the disclosure related to the Real Estate Securities Portfolio are effective April 26, 2013:

1. The following replaces the “Fees and Expenses” section on page 26 of the Prospectus:

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.

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Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.05%
Other Expenses	0.08%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expense	0.18%
Total Annual Portfolio Operating Expenses	0.56%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

2. The following supplements the “Principal Investment Strategies” disclosure on page 26 of the Prospectus:

The Portfolio may implement its principal investment strategy by investing up to 100% of its assets in exchange-traded funds, that themselves invest in real estate-related securities.

3. The following supplements the “Principal Investment Risks” disclosure on page 27 of the Prospectus:

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

•	Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.

4. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since April, 2013.

Investment Subadvisor

Wellington Management Company LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in real estate securities.

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Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM: John Tucker, CFA and Michael Feehily, CFA have not yet begun providing portfolio management services to the Portfolio.

5. The following supplements the “More Information About Fund Investments and Risks” disclosure related to the Real Estate Securities Portfolio on page 91 of the Prospectus:

The Portfolio may implement its investment strategy by investing in exchange traded investment companies, known as “ETFs,” that themselves invest in the equity and debt securities issued by real estate-related companies including real estate investment trusts (REITs). For more information on ETFs, see “Investments in Other Investment Companies” on page 114 of this Prospectus.

6. The following supplements the “Investments in Other Investment Companies” disclosure on page 114 of the Prospectus:

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. Under these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

7. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 115 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Short-Term Municipal Bond Portfolio: (From the Supplement filed on April 18, 2013)

2. The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 73 of the Prospectus:

Breckinridge: Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Susan Mooney and Matthew Buscone have co-managed the Portfolio since February, 2007 and July, 2008, respectively. Ji Young has managed the Portfolio since March 2013.

The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on April 18, 2013)

1.	The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 81 of the Prospectus:

Breckinridge: Peter Coffin, David Madigan, Martha Field Hodgman, Susan Mooney and Matthew Buscone have co-managed the Portfolio since March, 2010 and Ji Young has managed the Portfolio since March 2013.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on April 18, 2013)

The following replaces the third and fourth paragraphs under the “Breckinridge Capital Advisors, Inc” section of the “Specialist Manager Guide” on page 129 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Susan Mooney, Senior Vice President of Breckinridge since 2007, Matthew Buscone, Vice President, at Breckinridge since 2002 and Ji Young, Portfolio Manager since March 2012.

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Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Ms. Mooney was Director of Fixed Income and principal at Freedom Capital Management, LLC, where she managed institutional fixed income assets for pension funds, corporations and endowments. Prior to that position she was Managing Director at Harbor Capital. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Young joined Breckinridge in October 2008 as a member of the Credit Research Team and transitioned to Portfolio Management in March 2012. Prior to joining Breckinridge she was a credit analyst within the Public Finance Group at Assured Guaranty.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on March 5, 2013) Effective immediately, Michael Rieger will no longer serve as a portfolio manager for The Fixed Income Opportunity Portfolio managed by Seix Investment Advisors, LLC (“Seix”).

2.	The following replaces the section of the Prospectus with respect to Seix under the “Portfolio Managers” section on page 57 of the Prospectus:

Seix: Michael Kirkpatrick and Brian Nold have managed the portion of the Portfolio allocated to Seix since November, 2007 and Vincent Flanagan has managed the Portfolio since February, 2013.

3.	The following replaces the third paragraph under “Seix Investment Advisors LLC” of the “Specialist Manager Guide” on page 135 of the Prospectus:

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick, Brian Nold and Vincent Flanagan. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios in addition to a High Yield Unconstrained strategy. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Vincent Flanagan, Portfolio Manager and Senior High Yield Research Analyst, is primarily focused on bank loans. Prior to joining Seix in 2006, Mr. Flanagan was the director of research for Assurant, Inc.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on March 5, 2013)

1. The following supplements the “Portfolio Managers” section on page 69 of the Prospectus:

Mellon Capital: Mr. David C. Kwan, Ms. Zandra Zelaya and Mr. Gregg Lee have co-managed the Portfolio since December, 2012.

The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

1. The following supplements the “Portfolio Managers” section on page 52 of the Prospectus:

Mellon Capital: Mr. David C. Kwan and Ms. Zandra Zelaya have co-managed the Portfolio since December, 2010 and Mr. Gregg Lee has managed the Portfolio since December, 2012.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 134 of the Prospectus:

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Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Effective September 1, 2012, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA, Ms. Zandra Zelaya, CFA and Mr. Gregg Lee, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Gregg Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 23 years of investment experience and 23 year at the firm. He earned a B.S. at the University of California at Davis.

As of June 30, 2012, Mellon Capital had assets under management totaling approximately $240 billion, which includes overlay strategies.

The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on January 8, 2013) Effective January 8, 2013, the investment advisory relationship between the Trust and BlackRock Financial Management, Inc. (“BlackRock”) with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has been terminated. Any and all references to BlackRock are hereby removed.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on December 11, 2012) At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 66 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.44%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

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1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

2. The following supplements the “Principal Investment Risks” section on page 67 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

3. The following replaces the “Investment Subadvisers” section on page 69 of the Prospectus:

Blackrock and Mellon Capital are the Specialist Managers for the Portfolio.

4. The following supplements the “Specialist Managers” section under “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” on page 103 of the Prospectus:

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

5. The following replaces the paragraph with respect to “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” under “More Information About Fund Investments and Risks” on page 117 of the Prospectus:

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock and 100% Mellon Capital.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.50%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

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1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

2. The following supplements the “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 99 of the Prospectus:

The Mellon Capital Investment Selection Process

Mellon Capital currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in investment grade mortgage-backed and asset-backed securities, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

With respect to the portion of the Portfolio invested in securities issued or fully guaranteed by the U.S. Government, Federal Agencies or sponsored agencies, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

3. The following replaces the paragraph with respect to “The Core Fixed Income Portfolio” under “More Information About Fund Investments and Risks” on page 117 of the Prospectus:

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock, 66% Mellon Capital and 34% Seix.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 53 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.64%

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Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

2. The following replaces the second paragraph under “Seix Investment Advisors LLC” in the Specialist Manager Guide on page135 of the Prospectus:

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. During the fiscal year ended June 30, 2012 Seix received a fee of 0.42% of the average daily net assets of that portion of The Fixed Income Opportunity Portfolio allocated to Seix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is October 21, 2013

The Commodity Returns Strategy Portfolio: Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800 242-9596.

The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013): On September 30, 2013, Cadence Capital Management LLC (“Cadence”) was added as an additional Specialist Manager to each of the Growth Equity Portfolio, Institutional Growth Equity Portfolio, Small Capitalization Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, Commodity Returns Strategy Portfolio and Emerging Markets Portfolio pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about Cadence.

The Growth Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

2. The following replaces the “Specialist Managers.” section on page 85 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 85 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Growth Index.

The Institutional Growth Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 17 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

2. The following replaces the “Specialist Managers.” section on page 86 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 86 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Growth Index.

The Small Capitalization Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management, LLC (“Cadence”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

2. The following replaces the “Specialist Managers.” section on page 87 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 87:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000 Index. The particular segments of the Russell 2000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 2000 Index.

The Institutional Small Capitalization Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 25 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management, LLC (“Cadence”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

2. The following replaces the “Specialist Managers.” section on page 88 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital

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Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 89:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000 Index. The particular segments of the Russell 2000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 2000 Index.

The Real Estate Securities Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

2. The following replaces the “Specialist Managers.” section on page 90 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 90 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 35 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), PIMCO and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

2. The following replaces the “Specialist Managers.” section on page 92 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 92 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 47 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management, LLC (“Cadence”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 97 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) each manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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3. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 98 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Portfolio, The Institutional Small Capitalization Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following is inserted in the “Specialist Manager Guide” just after the “Breckinridge Capital Advisors, Inc.” section on page 129:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Portfolio, The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

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Mr. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Real Estate Securities Portfolio(From the Supplement Filed on September 12, 2013): Effective immediately, The Real Estate Securities Portfolio is open to new investors.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio (From the Supplement Filed on August 22, 2013)

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Value Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

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The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 5 of the Prospectus:

Investment Adviser

HC Capital Solutions (the “Adviser”) is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Institutional Capital, LLC (“ICAP”) and Mellon Capital Management Corporation (“Mellon Capital”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have managed the portion of the Portfolio allocated to ICAP since August 25, 1995. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital: Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on page 82 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Institutional Capital, LLC (“ICAP”) and AllianceBernstein L.P. (“AllianceBernstein”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon Capital Management Corporation (“Mellon Capital”) and Cadence Capital Management LLC (“Cadence”) are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Value Equity Portfolio” on page 82 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000

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Value(R) Index. The particular segments of the Russell 1000(R) Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Value Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Value Index.

The Institutional Value Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 9 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence, Institutional Capital, LLC (“ICAP”), Mellon Capital and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

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Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have co-managed the portion of the Portfolio allocated to ICAP since July, 2008. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

3. The following replaces the “Specialist Managers.” section on page 83 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. ICAP, AllianceBernstein and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Value Equity Portfolio” on page 83 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000(R) Value Index. The particular segments of the Russell 1000(R) Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Value Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Value Index.

The Growth Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will

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receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Capital and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since January, 2005.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since June, 2006.

3. The following replaces the “Specialist Managers.” section on page 85 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Growth Equity Portfolio” on page 85 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a strict “passive” or “indexing” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000(R) Growth Index. The particular segments of the Russell 1000(R) Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Growth Index.

The Institutional Growth Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 17 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Capital, PIMCO and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison: Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

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Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

3. The following replaces the “Specialist Managers.” section on page 86 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 86 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000(R) Growth Index. The particular segments of the Russell 1000(R) Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Growth Index.

The Small Capitalization Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 18 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 21 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

3. The following replaces the “Specialist Managers.” section on page 87 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 87:

The Ariel Investment Selection Process: Ariel uses independent thought and research to implement a four-part process. They screen more than 10,000 securities on size, valuation and industry parameters to yield roughly 2,000 issues. Of those they follow approximately 75 closely. They then determine whether or not an idea is cheap enough via a deep value strategy focusing on book value (often 1x or below), tangible book value, cash and other similar factors. There are no rigid criteria to their analytical process; they are trying to determine that a margin of safety exists between price and intrinsic value. They surround companies to paint a long-term picture and identify what others are missing. One key tool is their independent verification network of outside experts. Another tool is deciding the best methodology to determine whether a margin of safety exists. Once they have measured the gap between stock price and intrinsic value, they hold an informal discussion with any research members who are experts in

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the industry. The lead portfolio manager makes the final decision on whether or not to initiate a position. As natural contrarians, they sell a security when they believe that the valuation is no longer attractive due to assets and/or ability to generate profits and/or free cash flow. In keeping with their long-term patient approach, they will not sell a security because of a short-term disappointment. They will, however, sell a security if their investment thesis has changed, namely by a major shift in the competitive landscape, a deterioration in company fundamentals, and/or a loss of faith in management to execute the stated goals and objectives. The decision to sell is ultimately made by the lead portfolio manager.

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000(R) small capitalization universe (i.e. small capitalization value and small capitalization growth segments). The particular segments of the Russell 2000(R) universe that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 2000(R) Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000(R) Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 2000(R) Indices.

The Institutional Small Capitalization Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 25 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel, Cupps, Frontier, IronBridge, Mellon Capital and Pzena are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cupps: Andrew S. Cupps has managed the portion of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since the Portfolio’s August, 2008.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

3. The following replaces the “Specialist Managers.” section on page 88 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Small Capitalization Equity Portfolio” on page 89:

The Ariel Investment Selection Process: Ariel uses independent thought and research to implement a four-part process. They screen more than 10,000 securities on size, valuation and industry parameters to yield roughly 2,000 issues. Of those they follow approximately 75 closely. They then determine whether or not an idea is cheap enough via a deep value strategy focusing on book value (often 1x or below), tangible book value, cash and other similar factors. There are no rigid criteria to their analytical process; they are trying to determine that a margin of safety exists between price and intrinsic value. They surround companies to paint a long-term picture and identify what others are missing. One key tool is their independent verification network of outside experts. Another tool is deciding the best methodology to determine whether a margin of safety exists. Once they have measured the gap between stock price and intrinsic value, they hold an informal discussion with any research members who are experts in the industry. The lead portfolio manager makes the final decision on whether or not to initiate a position. As natural contrarians, they sell a security when they believe that the valuation is no longer attractive due to assets and/or ability to generate profits and/or free cash flow. In keeping with their long-term patient approach, they will not sell a security because of a short-term disappointment. They will, however, sell a security if their investment thesis has changed, namely by a major shift in the competitive landscape, a deterioration in company fundamentals, and/or a loss of faith in management to execute the stated goals and objectives. The decision to sell is ultimately made by the lead portfolio manager.

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000(R) small capitalization universe (i.e. small capitalization value and small capitalization growth segments). The particular segments of the Russell 2000(R) universe that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 2000(R) Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000(R) Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 2000(R) Indices.

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The Real Estate Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

3. The following replaces the “Specialist Managers.” section on page 90 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the

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Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 90 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 31 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 35 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

3. The following replaces the “Specialist Managers.” section on page 92 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 92 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The International Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 36 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in

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the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 39 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir and David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

3. The following replaces the “Specialist Managers.” section on page 94 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The International Equity Portfolio” on page 94 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Institutional International Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 40 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 43 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have managed the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

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CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on page 95 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional International Equity Portfolio” on page 96 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Emerging Markets Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 44 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such

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change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 47 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on pages 97 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Mellon Capital is also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 98 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the MSCI EM Index.

The Core Fixed Income Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 48 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 51 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Fixed Income Opportunity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 52 of the Prospectus:

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Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 56 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013.

Investment Subadvisor

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

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3. The following replaces the “Specialist Managers.” section on page 100 of the Prospectus:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital and PIMCO currently provides portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 100 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Government Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 57 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 60 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The U.S. Corporate Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

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1. The following replaces the “Principal Investment Strategies” section on page 61 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 64 of the Prospectus:

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Seix are the Specialist Managers for the Portfolio.

Portfolio Managers

Mellon Capital: David C. Kwan, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Seix: James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

3. The following replaces the “Specialist Managers.” section on page 102 of the Prospectus:

Specialist Manager. Seix and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 102 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 65 of the Prospectus:

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Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 68 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Short-Term Municipal Bond Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 69 of the Prospectus:

Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 72 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Intermediate Term Municipal Bond Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 73 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 76 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Intermediate Term Municipal Bond II Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 77 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily

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in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 80 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the first paragraph on page 115 in the “Advisory Services” section

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2012, approximately $19.5 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for each Portfolio with respect to portions of the Portfolio allocated to investments in ETFs. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors

The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “Alliance Bernstein L.P.” section on page 127:

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The Small Capitalization Equity Portfolio and The International Small Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of March 31, 2013, Ariel had approximately $6 billion in assets under management.

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For its services to The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of the each Small Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of the Small Cap Portfolios’ assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “Breckinridge Capital Advisors, Inc.” section on page 129:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The International Equity Portfolio and The Institutional International Equity Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Value Equity Portfolio and The Institutional Value Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

Mr. Paul Dokas and Mr. Robert Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 134:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

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Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio and The Institutional Small Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The International Equity Portfolio and The Institutional International Equity Portfolio Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2013 Mellon received fees of 0.09% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and the U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15%. Mellon Capital did not manage any assets in these strategies during the fiscal year ended June 30, 2013.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. Mellon Capital did not manage any assets in The Fixed Income Opportunity Portfolio during the fiscal year ended June 30, 2013.

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios are Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital.

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Warren Chiang, CFA is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.B.A. and a B. S. from the University of California at Berkeley. Mr. Chiang has 16 years of investment experience and tenure at Mellon Capital. Mr. Chiang manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies. He is responsible for the refinement and implementation of the active equity portfolio management process.

Ronald Gala, CFA is a Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 27 years of investment experience with tenure of 20 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 19 years of investment experience with tenure of 13 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 20 years of investment experience with tenure of 14 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Lowell J. Bennett, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Bennett is a Managing Director, Investment Strategist at Mellon Capital with 25 years of finance and investment experience and 15 years at the firm. He earned both a B.S.I.E and M.B.A. from Stanford University.

Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinios, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 18 years of investment experience and 16 years at the firm. She earned a B.S. at California State University at Haward. Ms. Shu is a Director, Senior Portfolio Manager with 16 years of investment experience. She earned a M.S. at Texas A&M University.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio is the responsibility of David C. Kwan, CFA, John DiRe, Manual Hayes. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley.

As of June 30, 2013, Mellon Capital had assets under management totaling approximately $313 billion, which includes overlay strategies.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on June 28, 2013)

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1. The following replaces the second paragraph under the “Calculating NAV” section of “Shareholder Information” on page 117 of the Prospectus:

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on June 28, 2013)

1. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 56 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013.

Investment Subadvisor

Seix, Fort Washington Investment Advisors, Inc. (“Fort Washington”) and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Seix: Michael Rieger, Michael Kirkpatrick and Brian Nold have managed that portion of the Portfolio allocated to Seix since November, 2007.

2. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 114 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities and Fixed Income Opportunity Portfolios. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Real Estate Securities Portfolio: (From the Supplement filed on June 10, 2013) Effective immediately, The Real Estate Securities Portfolio is closed to new investors.

The Commodity Returns Strategy Portfolio: (From the Supplement filed on June 10, 2013) Effective June 10, 2013, The Commodity Returns Strategy Portfolio’s classification changed from non-diversified to diversified. All references to the Portfolio are changed accordingly.

International Equity Portfolio and Institutional International Equity Portfolio: (From the Supplement filed on June 10, 2013)

1. The following replaces the first paragraph under the “Artisan Partners Limited Partnership” section of the “Specialist Manager Guide” on page 127 of the Prospectus:

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Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2012, Artisan managed total assets in excess of $64 billion, of which approximately $37 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a Delaware Corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

The International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1.	The following replaces the section of the Prospectus pertaining to Causeway Capital Management LLC under the “Portfolio Managers” section on page 39 of the Prospectus:

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

The Institutional International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1.	The following replaces the section of the Prospectus pertaining to Causeway Capital Management LLC under the “Portfolio Managers” section on page 43 of the Prospectus:

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

The International Equity Portfolio and The Institutional International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1. The following replaces the third paragraph under the “Causeway Capital Management LLC” section of the “Specialist Manager Guide” on page 130 of the Prospectus:

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, Conor Muldoon, Foster Corwith and Alessando Valentini. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001, Mr. Muldoon has been an investment professional with Causeway since 2003 and Messrs Corwith and Valentini have been investment professionals with the firm since 2006. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director and fundamental portfolio manager, previously served as a research associate at Deutsche Asset Management where he was responsible for researching consumer staple companies. Mr. Valentini, a director and fundamental portfolio manager, previously worked at Thornburg Investment Management, where he conducted fundamental research focusing on the European telecommunication and Canadian oil sectors.

The Real Estate Securities Portfolio: (From the Supplement filed on April 18, 2013)

Upon the recommendation of the Adviser, the Board of Trustees of HC Capital Trust has approved a modification of the Principal Investment Strategies of the Portfolio to allow the Portfolio to implement its real estate securities strategies by investing primarily in shares of other real estate-oriented investment companies, such as exchange-traded funds (“ETFs”). Accordingly, the following changes to the disclosure related to the Real Estate Securities Portfolio are effective April 26, 2013:

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1. The following replaces the “Fees and Expenses” section on page 26 of the Prospectus:

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.18%
Total Annual Portfolio Operating Expenses	0.31%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

2. The following supplements the “Principal Investment Strategies” disclosure on page 26 of the Prospectus:

The Portfolio may implement its principal investment strategy by investing up to 100% of its assets in exchange-traded funds, that themselves invest in real estate-related securities.

3. The following supplements the “Principal Investment Risks” disclosure on page 27 of the Prospectus:

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

•	Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.

4. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 30 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

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Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since April, 2013.

Investment Subadvisor

Wellington Management Company LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in real estate securities.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM: John Tucker, CFA and Michael Feehily, CFA have not yet begun providing portfolio management services to the Portfolio.

5. The following supplements the “More Information About Fund Investments and Risks” disclosure related to the Real Estate Securities Portfolio on page 90 of the Prospectus:

The Portfolio may implement its investment strategy by investing in exchange traded investment companies, known as “ETFs,” that themselves invest in the equity and debt securities issued by real estate-related companies including real estate investment trusts (REITs). For more information on ETFs, see “Investments in Other Investment Companies” on page 113 of this Prospectus.

6. The following supplements the “Investments in Other Investment Companies” disclosure on page 113 of the Prospectus:

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. Under these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

7. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 114 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Short-Term Municipal Bond Portfolio: (From the Supplement filed on April 18, 2013)

2.	The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 72 of the Prospectus:

Breckinridge: Peter Coffin, David Madigan, and Martha Field Hodgman have co-managed the Portfolio since March, 2006. Susan Mooney and Matthew Buscone have co-managed the Portfolio since February, 2007 and July, 2008, respectively. Ji Young has managed the Portfolio since March 2013.

The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on April 18, 2013)

1.	The following replaces the section of the Prospectus under the “Portfolio Managers” section on page 80 of the Prospectus:

Breckinridge: Peter Coffin, David Madigan, Martha Field Hodgman, Susan Mooney and Matthew Buscone have co-managed the Portfolio since March, 2010 and Ji Young has managed the Portfolio since March 2013.

The Short-Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio: (From the Supplement filed on April 18, 2013)

The following replaces the third and fourth paragraphs under the “Breckinridge Capital Advisors, Inc” section of the “Specialist Manager Guide” on page 129 of the Prospectus:

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The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Martha Field Hodgman, Executive Vice President at Breckinridge since 2001, Susan Mooney, Senior Vice President of Breckinridge since 2007, Matthew Buscone, Vice President, at Breckinridge since 2002 and Ji Young, Portfolio Manager since March 2012.

Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments. From 2003-2007 Ms. Mooney was Director of Fixed Income and principal at Freedom Capital Management, LLC, where she managed institutional fixed income assets for pension funds, corporations and endowments. Prior to that position she was Managing Director at Harbor Capital. Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Young joined Breckinridge in October 2008 as a member of the Credit Research Team and transitioned to Portfolio Management in March 2012. Prior to joining Breckinridge she was a credit analyst within the Public Finance Group at Assured Guaranty.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on March 5, 2013) Effective immediately, Michael Rieger will no longer serve as a portfolio manager for The Fixed Income Opportunity Portfolio managed by Seix Investment Advisors, LLC (“Seix”).

3.	The following replaces the section of the Prospectus with respect to Seix under the “Portfolio Managers” section on page 56 of the Prospectus:

Seix: Michael Kirkpatrick and Brian Nold have managed the portion of the Portfolio allocated to Seix since November, 2007 and Vincent Flanagan has managed the Portfolio since February, 2013.

4.	The following replaces the third paragraph under “Seix Investment Advisors LLC” of the “Specialist Manager Guide” on page 135 of the Prospectus:

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick, Brian Nold and Vincent Flanagan. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios in addition to a High Yield Unconstrained strategy. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Vincent Flanagan, Portfolio Manager and Senior High Yield Research Analyst, is primarily focused on bank loans. Prior to joining Seix in 2006, Mr. Flanagan was the director of research for Assurant, Inc.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on March 5, 2013)

1.	The following supplements the “Portfolio Managers” section on page 68 of the Prospectus:

Mellon Capital: Mr. David C. Kwan, Ms. Zandra Zelaya, Mr. Lowell J. Bennett and Mr. Gregg Lee have co-managed the Portfolio since December, 2012.

The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

1.	The following supplements the “Portfolio Managers” section on page 51 of the Prospectus:

Mellon Capital: Mr. David C. Kwan, Ms. Zandra Zelaya, and Mr. Lowell J. Bennett have co-managed the Portfolio since December, 2010 and Mr. Gregg Lee has managed the Portfolio since December, 2012.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

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The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 134 of the Prospectus:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Effective September 1, 2012, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Gregg Lee, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Gregg Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 23 years of investment experience and 23 year at the firm. He earned a B.S. at the University of California at Davis.

As of June 30, 2012, Mellon Capital had assets under management totaling approximately $240 billion, which includes overlay strategies.

The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on January 8, 2013) Effective January 8, 2013, the investment advisory relationship between the Trust and BlackRock Financial Management, Inc. (“BlackRock”) with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has been terminated. Any and all references to BlackRock are hereby removed.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on December 11, 2012) At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.19%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

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1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

2. The following supplements the “Principal Investment Risks” section on page 66 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

3. The following replaces the “Investment Subadvisers” section on page 68 of the Prospectus:

Blackrock and Mellon Capital are the Specialist Managers for the Portfolio.

4. The following supplements the “Specialist Managers” section under “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” on page 102 of the Prospectus:

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

5. The following replaces the paragraph with respect to “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” under “More Information About Fund Investments and Risks” on page 116 of the Prospectus:

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock and 100% Mellon Capital.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 48 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

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2. The following supplements the “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 98 of the Prospectus:

The Mellon Capital Investment Selection Process

Mellon Capital currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in investment grade mortgage-backed and asset-backed securities, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

With respect to the portion of the Portfolio invested in securities issued or fully guaranteed by the U.S. Government, Federal Agencies or sponsored agencies, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

3. The following replaces the paragraph with respect to “The Core Fixed Income Portfolio” under “More Information About Fund Investments and Risks” on page 116 of the Prospectus:

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock, 66% Mellon Capital and 34% Seix.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 52 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.39%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

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2. The following replaces the second paragraph under “Seix Investment Advisors LLC” in the Specialist Manager Guide on page135 of the Prospectus:

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. During the fiscal year ended June 30, 2012 Seix received a fee of 0.42% of the average daily net assets of that portion of The Fixed Income Opportunity Portfolio allocated to Seix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is October 21, 2013

The Commodity Returns Strategy Portfolio: Current net asset value per share for the Commodity Returns Strategy Portfolio can be obtained by calling 1-800 242-9596.

The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio and The Emerging Markets Portfolio: On September 30, 2013, Cadence Capital Management LLC (“Cadence”) was added as an additional Specialist Manager to each of the Institutional Growth Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, Commodity Returns Strategy Portfolio and Emerging Markets Portfolio pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about Cadence.

The Institutional Growth Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 9 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Jennison Associates LLC (“Jennison”), Mellon Capital Management Corporation (“Mellon Capital”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Jennison: Kathleen A. McCarragher has managed that portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

2. The following replaces the “Specialist Managers.” section on page 56 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison Associates LLC (“Jennison”), Pacific Investment Management Company LLC (“PIMCO”) and Sustainable Growth Advisers, LP (“SGA”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing

HCTPROSUPP- INSTL-20130627

the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 57 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Growth Index.

The Institutional Small Capitalization Equity Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence Capital Management, LLC (“Cadence”), Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital Management Corporation (“Mellon Capital”) and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Cupps: Andrew S. Cupps has managed the portfolio of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since September, 1995.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since November, 2004, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

2. The following replaces the “Specialist Managers.” section on page 58 of the Prospectus:

HCTPROSUPP- INSTL-20130627

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”) Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Small Capitalization Equity Portfolio” on page 58:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000 Index. The particular segments of the Russell 2000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 2000 Index.

The Real Estate Securities Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 18 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

2. The following replaces the “Specialist Managers.” section on page 59 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,”

HCTPROSUPP- INSTL-20130627

included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 59 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 24 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), PIMCO and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

2. The following replaces the “Specialist Managers.” section on page 61 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

HCTPROSUPP- INSTL-20130627

3. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 61 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Commodity Producers Index. The particular segments of the MSCI ACWI Commodity Producers Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The MSCI ACWI Commodity Producers Index is comprised of a global opportunity set of commodity producers in the energy, metal and agriculture sectors. The Portfolio’s returns may vary from the returns of the MSCI ACWI Commodity Producers Index.

The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following replaces the “Investment Subadvisers” section on page 32 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Capital Management, LLC (“Cadence”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

2. The following replaces the “Specialist Managers.” section on pages 65 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence Capital Management, LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) each manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this

HCTPROSUPP- INSTL-20130627

Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

3. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 65 of the Prospectus:

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (From the Supplement Filed on October 4, 2013):

1. The following is inserted in the “Specialist Manager Guide” just after the “The Boston Company Asset Management LLC” section on page 92:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Portfolio and The Institutional Small Capitalization Equity Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Cadence receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

For its services to The Institutional International Equity Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial aggregate allocation to Cadence is expected to exceed $2 billion.

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Mr. Paul Dokas and Mr. Robert E. Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Real Estate Securities Portfolio(From the Supplement Filed on September 27, 2013): Effective September 12, 2013, The Real Estate Securities Portfolio is open to new investors.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (From the Supplement Filed on August 22, 2013)

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Institutional Value Equity, Institutional Growth Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Institutional Small Capitalization Equity Portfolios pursuant to a Portfolio Management Agreement approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Institutional Value Equity, and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Institutional Growth Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Institutional Value Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist

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Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 5 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence, Institutional Capital, LLC (“ICAP”), Mellon Capital and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

AllianceBernstein: Gerry Paul has managed the portion of the Portfolio allocated to AllianceBernstein since September, 2009, and Greg Powell has co-managed the portion of the Portfolio allocated to AllianceBernstein since July, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

ICAP: Jerrold K. Senser and Thomas R. Wenzel have co-managed the portion of the Portfolio allocated to ICAP since July, 2008. Thomas C. Cole has managed the portion of the Portfolio allocated to ICAP since July, 2012.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed a portion of the Portfolio allocated to PIMCO since April, 2009.

3. The following replaces the “Specialist Managers.” section on page 55 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. ICAP, AllianceBernstein and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Value Equity Portfolio” on page 55 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000(R) Value Index. The particular segments of the Russell 1000(R) Value Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Value Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Value Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Value Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 1000 Index. The particular segments of the Russell 1000 Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the Russell 1000 Value Index.

The Institutional Growth Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 9 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

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Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Jennison Associates LLC (“Jennison”), Mellon Capital, PIMCO and Sustainable Growth Advisers LP (“SGA”), are the Specialist Managers for the Portfolio.

Portfolio Managers:

Jennison: Kathleen A. McCarragher has managed the portion of the Portfolio allocated to Jennison since August, 2008.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Saumil Parikh has managed the portion of the Portfolio allocated to PIMCO since August, 2008.

SGA: George P. Fraise, Gordon M. Marchand and Robert L. Rohn have co-managed that portion of the Portfolio allocated to SGA since August, 2008.

3. The following replaces the “Specialist Managers.” section on page 56 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Jennison, PIMCO and SGA are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Growth Equity Portfolio” on page 57 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of the one or more different segments of the Russell 1000(R) Growth Index. The particular segments of the Russell 1000(R) Growth Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 1000(R) Growth Index is an unmanaged, market cap-weighted index, which is reviewed and reconstituted each year. Further information about the Russell 1000(R) Growth Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 1000(R) Growth Index.

The Institutional Small Capitalization Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in

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equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Ariel, Cupps, Frontier, IronBridge, Mellon Capital and Pzena are the Specialist Managers for the Portfolio.

Portfolio Managers:

Ariel. David M. Maley and Kenneth E. Kuhrt have co-managed the portion of the Portfolio allocated to Ariel since [August,] 2013.

Cupps: Andrew S. Cupps has managed the portion of the Portfolio allocated to Cupps since June, 2011.

Frontier: Michael Cavarretta has managed the portion of the Portfolio allocated to Frontier since the Portfolio’s August, 2008.

IronBridge: Christopher C. Faber and Jeffrey B. Madden have co-managed the portion of the Portfolio allocated to IronBridge since August, 2008, and Thomas W. Fanter has co-managed the portion of the Portfolio allocated to IronBridge since November 2011.

Mellon Capital. Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Pzena: Richard Pzena, Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010.

3. The following replaces the “Specialist Managers.” section on page 58 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional Small Capitalization Equity Portfolio” on page 58:

The Ariel Investment Selection Process: Ariel uses independent thought and research to implement a four-part process. They screen more than 10,000 securities on size, valuation and industry parameters to yield roughly 2,000 issues. Of those they follow approximately 75 closely. They then determine whether or not an idea is cheap enough via a deep value strategy focusing on book value (often 1x or below), tangible book value, cash and other similar factors. There are no rigid criteria to their analytical process; they are trying to determine that a margin of safety exists between price and intrinsic value. They surround companies to paint a long-term picture and identify what others are missing. One key tool is their independent verification network of outside experts. Another tool is deciding the best methodology to determine whether a margin of safety exists. Once they have measured the gap between stock price and intrinsic value, they hold an informal discussion with any research members who are experts in the industry. The lead portfolio manager makes the final decision on whether or not to initiate a position. As natural contrarians, they sell a security when they believe that the valuation is no longer attractive due to assets and/or ability to generate profits and/or free cash flow. In keeping with their long-term patient approach, they will not sell a security because of a short-term disappointment. They will, however, sell a security if their investment thesis has changed, namely by a major shift in the competitive landscape, a deterioration in company fundamentals, and/or a loss of faith in management to execute the stated goals and objectives. The decision to sell is ultimately made by the lead portfolio manager.

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Russell 2000(R) small capitalization universe (i.e. small capitalization value and small capitalization growth segments). The particular segments of the Russell 2000(R) universe that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Russell 2000(R) Indices are unmanaged, market cap-weighted indices, which are reviewed and reconstituted each year. Further information about the Russell 2000(R) Indices appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the Russell 2000(R) Indices.

The Real Estate Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 18 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Portfolio Manager:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

3. The following replaces the “Specialist Managers.” section on page 59 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Real Estate Securities Portfolio” on page 59 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT. The particular segments of these indices that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The Dow Jones US Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The Index is a market capitalization weighted index of publicly traded REITs and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The FTSE EPRA/NAREIT Global Real Estate Index Series is designed to represent general trends in eligible listed real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Further information about the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the Dow Jones US Select REIT Index and FTSE EPRA/NAREIT.

The Commodity Returns Strategy Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 19 of the Prospectus:

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Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 24 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Nicholas Johnson has managed the portion of the Portfolio allocated to PIMCO since June, 2010.

Wellington Management: Jay Bhutani has managed a portion of the Portfolio allocated to Wellington Management since June, 2010. David Chang and Gregory LeBlanc have managed a portion of the Portfolio allocated to Wellington Management since April 2011.

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3. The following replaces the “Specialist Managers.” section on page 61 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital is currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Commodity Returns Strategy Portfolio” on page 61 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI ACWI Natural Resources Index. The particular segments of the MSCI ACWI Natural Resources Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI ACWI Natural Resources Index is comprised of large publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investability requirements. Further information about the MSCI ACWI Natural Resources Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI ACWI Natural Resources Index.

The Institutional International Equity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 25 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 28 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have managed the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on page 63 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon Capital and Cadence are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Institutional International Equity Portfolio” on page 63 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Further information about the MSCI EAFE Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

The Cadence Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Cadence adheres to a “passive,” “indexing” or “rules-based” investment approach by which Cadence attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EAFE Index. The particular segments of the MSCI EAFE Index that form the basis for Cadence’s investments are determined by the Adviser in consultation with Cadence. The Portfolio’s returns may vary from the returns of the MSCI EAFE Index.

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The Emerging Markets Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 29 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 32 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), SSgA Funds Management, Inc. (“SSgA FM”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

SSgA FM: Christopher Laine, Michael Ho, Ph.D and Jean-Christophe de Beaulieu, CFA have managed the portion of the Portfolio allocated to SSgA FM since April, 2010, July, 2012, and July, 2012 respectively.

Mellon Capital. Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces the “Specialist Managers.” section on pages 65 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and SSgA Funds Management, Inc. (“SSgA FM”) are currently

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responsible for implementing the active component of the Portfolio’s investment strategy. Mellon Capital is also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Emerging Markets Portfolio” on page 65 of the Prospectus:

The Mellon Capital Investment Selection Process: In selecting investments for that portion of the Portfolio allocated to it, Mellon Capital adheres to a “passive,” “indexing” or “rules-based” investment approach by which Mellon Capital attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the MSCI EM Index. The particular segments of the MSCI EM Index that form the basis for Mellon Capital’s investments are determined by the Adviser in consultation with Mellon Capital. The MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Further information about the MSCI EM Index appears later in this Prospectus under the heading “Investment Risks and Strategies – About Benchmarks and Index Investing.” The Fund’s returns may vary from the returns of the MSCI EM Index.

The Core Fixed Income Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 33 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

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2. The following replaces the “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The Fixed Income Opportunity Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 37 of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 41 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

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Portfolio Managers:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013. Brad Conger, CFA has managed the Portfolio since August, 2013.

Investment Subadvisor

Fort Washington Investment Advisors, Inc. (“Fort Washington”) Mellon Capital and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

Mellon Capital: David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

3. The following replaces the “Specialist Managers.” section on page 67 of the Prospectus:

Specialist Managers. Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital and PIMCO currently provides portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 68 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Government Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 42 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

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The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 45 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

The U.S. Corporate Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 46 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 49 of the Prospectus:

Investment Adviser

HC Capital Solutions serves as the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

Investment Subadvisers

Mellon Capital and Seix are the Specialist Managers for the Portfolio.

Portfolio Managers

Mellon Capital: David C. Kwan, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Seix: James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since December, 2010.

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3. The following replaces the “Specialist Managers.” section on page 69 of the Prospectus:

Specialist Manager. Seix and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks—The Fixed Income Opportunity Portfolio” on page 69 of the Prospectus:

The Mellon Capital Investment Selection Process: Mellon Capital employs a disciplined approach which seeks to obtain the desired exposure efficiently. Our process is designed to provide customizable, consistent, and intelligent beta, utilizing a structural and fundamental approach to reduce unwanted risks and/or exposures.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the “Principal Investment Strategies” section on page 50 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. The following replaces the “Investment Subadvisers” section on page 53 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser.

Portfolio Managers:

Thomas Cowhey, CFA and Brad Conger, CFA have managed the Portfolio since August, 2013.

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The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio(From the Supplement Filed on August 22, 2013)

1. The following replaces the first paragraph on page 80 in the “Advisory Services” section

Officers and/or employees of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the HC Capital Agreements, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of August 31, 2012, approximately $19.5 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Mr. Thomas Cowhey, CFA and Mr. Brad Conger, CFA act as portfolio managers for each Portfolio with respect to portions of the Portfolio allocated to investments in ETFs. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000. Mr. Conger is a Vice President at the Adviser and has been with the Adviser since December 2010. Prior to joining the Adviser, Mr. Conger spent over four years as a Director and Senior Analyst at Clearbridge Advisors

The Institutional Small Capitalization Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “Alliance Bernstein L.P.” section on page 90:

Ariel Investments, LLC (“Ariel”) serves as a Specialist Manager for The International Small Capitalization Equity Portfolio. Ariel is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 200 East Randolph Street, Suite 2900, Chicago, IL 60601. As of March 31, 2013, Ariel had approximately $6 billion in assets under management.

For its services to The Institutional Small Capitalization Equity Portfolio, Ariel will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (i.e., the aggregate of the assets of the Institutional Small Cap Portfolio allocated to Ariel and certain other investment advisory accounts at the Adviser or its affiliates for which Ariel provides similar services), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million and 0.50% of Combined Assets exceeding $20 million.

David M. Maley and Kenneth E. Kuhrt will be primarily responsible for the day-to-day management of that portion of the Institutional Small Cap Portfolio’s assets allocated to Ariel. Mr. Maley is the firm’s Lead Portfolio Manager for its micro and small cap deep value strategies. He has been with Ariel since 2009 and has previously served as a Vice President at Goldman Sachs, Vice President and Senior Portfolio Manager at Harris Bank and President at Maple Hill Capital Management. Mr. Kuhrt, a Portfolio Manager, is a Certified Public Accountant and has been with the firm since 2004. Prior to joining Ariel, Mr. Kuhrt was a Senior Investment Banking Analyst at William Blair & Co, LLC and a Senior Auditor at KPMG, LLP.

The Institutional Value Equity Portfolio, and The Institutional International Equity Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following is inserted in the “Specialist Manager Guide” just after the “The Boston Company Asset Management LLC.” section on page 92:

Cadence Capital Management (“Cadence”) serves as Specialist Manager for The Institutional Value Equity Portfolio, and The Institutional International Equity Portfolio. Cadence is an investment adviser registered with the Securities and Exchange Commission pursuant to the Investment Advisers Act. Its headquarters are located at 265 Franklin Street, 11th Floor, Boston, MA 02110. As of June 30, 2013, Cadence had approximately $2.2 billion in assets under management.

For its services to The Institutional Value Equity Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Cadence is expected to exceed $2 billion.

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For its services to The Institutional International Equity Portfolio, Cadence receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Cadence for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Cadence is expected to exceed $2 billion.

Mr. Paul Dokas and Mr. Robert Ginsberg are primarily responsible for the day-to-day management of the portion of the Portfolio’s assets allocated to Cadence. Mr. Dokas is a Senior Portfolio Manager and joined Cadence in 2013. He holds a Bachelors of Business Administration from Loyola College, an MBA from the University of Maryland and added Chartered Financial Analyst (CFA) designation in 1987. Mr. Ginsberg is a Portfolio Manager and joined Cadence in 2011. He holds a BS in Economics and an MBA, both from The Wharton School. He earned his CFA designation in 2000.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, and The U.S. Corporate Fixed Income Securities Portfolio: (From the Supplement Filed on August 22, 2013)

1. The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 96:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, and The Institutional Small Capitalization Equity Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.065% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.075%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.11%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Institutional International Equity Portfolio Mellon Capital receives a fee from the Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.10% for those assets allocated to developed markets strategies and at an annual rate of 0.13% for those assets allocated to emerging markets strategies, so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated an annual rate of 0.11% for those assets allocated to developed markets strategies and at an annual rate of 0.15% for those assets allocated to emerging markets strategies. The initial allocation to Mellon Capital is expected to exceed $2 billion.

For its services to The Emerging Markets Portfolio, Mellon Capital receives a fee from each Portfolio calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.13% so long as the aggregate assets allocated to Mellon Capital for all of its passive equity mandates (including accounts for other clients of the Adviser and certain of its affiliates besides the Trust) exceed $2 billion. Should these aggregate assets fall below $2 billion, the fee will be calculated at an annual rate of 0.15%. The initial allocation to Mellon Capital is expected to exceed $2 billion.

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For its services to The Core Fixed Income Portfolio (for assets allocated to government and mortgage/asset backed securities strategies), The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2013 Mellon received fees of 0.09% of the average daily net assets for each portion of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon.

For its services to The Core Fixed Income Portfolio (for assets allocated to corporate securities strategies) and the U.S. Corporate Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of each Portfolio managed by it, at an annual rate of 0.15%. Mellon Capital did not manage any assets in these strategies during the fiscal year ended June 30, 2013.

For its services to The Fixed Income Opportunity Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.25%. Mellon Capital did not manage any assets in The Fixed Income Opportunity Portfolio during the fiscal year ended June 30, 2013.

The Portfolio Managers for the Institutional Value Equity, Institutional Growth Equity, and Institutional Small Capitalization Equity Portfolios are Karen Wong, Warren Chiang, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, Warren Chiang, Peter Goslin and Kristin Crawford.

Karen Q. Wong, CFA is a Managing Director and Head of Equity Portfolio Management at Mellon Capital.

Warren Chiang, CFA is a Managing Director and Head of Active Equity Strategies at Mellon Capital. He has an M.B.A. and a B. S. from the University of California at Berkeley. Mr. Chiang has 16 years of investment experience and tenure at Mellon Capital. Mr. Chiang manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies. He is responsible for the refinement and implementation of the active equity portfolio management process.

Ronald Gala, CFA is a Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 27 years of investment experience with tenure of 20 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

Kristin Crawford is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Ms. Crawford has 19 years of investment experience with tenure of 13 years between Mellon Capital and Franklin Portfolio Associates. She has an M.B.A. from Suffolk University and a B.S. from Smith College. Prior to joining Mellon Capital, she was a vice president and portfolio manager at Franklin Portfolio Associates.

Peter Goslin, CFA is a Vice President and Senior Portfolio Manager for the Active Equity Strategies. Mr. Goslin has 20 years of investment experience with tenure of 14 years at Mellon Capital. Mr. Goslin has an M.B.A. from the University of Notre Dame in Finance. Prior to joining Mellon Capital, Mr. Goslin was a derivatives trader and NASDAQ market maker for Merrill Lynch and ran Merrill’s Equity Index Option desk at the Chicago Mercantile Exchange.

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA Ms. Zandra Zelaya, CFA, and Mr. Lowell J. Bennett, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Bennett is a Managing Director, Investment Strategist at Mellon Capital with 25 years of finance and investment experience and 15 years at the firm. He earned both a B.S.I.E and M.B.A. from Stanford University.

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Day-to-day investment decisions for the portion of The Fixed Income Opportunity Portfolio allocated to Mellon Capital are the responsibility of David Kwan, John DiRe, Manual Hayes, Zandra Zelaya and Stephanie Shu. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinios, Chicago and an M.B.A. at University of California at Los Angeles. Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 18 years of investment experience and 16 years at the firm. She earned a B.S. at California State University at Haward. Ms. Shu is a Director, Senior Portfolio Manager with 16 years of investment experience. She earned a M.S. at Texas A&M University.

Day-to-day investment decisions for the portion of The U.S. Corporate Fixed Income Securities Portfolio is the responsibility of David C. Kwan, CFA, John DiRe, Manual Hayes. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Mr. DiRe is a Director, Senior Portfolio Manager with 20 years of investment experience at the firm. He earned a B.S at the University of Illinois, Chicago and an M.B.A. at University of California at Los Angeles Mr. Hayes is a Senior Portfolio Manager with 9 years investment experience at the firm. He earned a B.S at the University of California, Berkeley.

As of June 30, 2013, Mellon Capital had assets under management totaling approximately $313 billion, which includes overlay strategies.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Core Fixed Income Portfolio, The Fixed Income Opportunity Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on June 28, 2013)

1. The following replaces the second paragraph under the “Calculating NAV” section of “Shareholder Information” on page 82 of the Prospectus:

The value of each Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price a Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on June 28, 2013)

1. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 41 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since June, 2013.

Investment Subadvisor

Seix, Fort Washington Investment Advisors, Inc. (“Fort Washington”) and PIMCO are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

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Portfolio Managers:

Fort Washington: Brendan White and Timothy Jossart have co-managed the portion of the Portfolio allocated to Fort Washington since May, 2012.

PIMCO: Curtis Mewbourne has managed the portion of the Portfolio allocated to PIMCO since January, 2010.

Seix: Michael Rieger, Michael Kirkpatrick and Brian Nold have managed that portion of the Portfolio allocated to Seix since November, 2007.

2. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 79 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities and Fixed Income Opportunity Portfolios. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Real Estate Securities Portfolio: (From the Supplement filed on June 10, 2013) Effective immediately, The Real Estate Securities Portfolio is closed to new investors.

The Commodity Returns Strategy Portfolio: (From the Supplement filed on June 10, 2013) Effective June 10, 2013, The Commodity Returns Strategy Portfolio’s classification changed from non-diversified to diversified. All references to the Portfolio are changed accordingly.

Institutional International Equity Portfolio: (From the Supplement filed on June 10, 2013)

1. The following replaces the first paragraph under the “Artisan Partners Limited Partnership” section of the “Specialist Manager Guide” on page 90 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”) serves as a Specialist Manager for The International Equity and The Institutional International Equity Portfolios. Artisan, the principal office of which is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, has provided investment management services for international equity assets since 1995. As of June 30, 2012, Artisan managed total assets in excess of $64 billion, of which approximately $37 billion consisted of mutual fund assets. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (Artisan Partners Holdings). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a Delaware Corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995.

The Institutional International Equity Portfolio: (From the Supplement filed on April 25, 2013)

1.	The following replaces the section of the Prospectus pertaining to Causeway Capital Management LLC under the “Portfolio Managers” section on page 28 of the Prospectus:

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009 and Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010. Foster Corwith and Alessandro Valentini have co-managed the portion of the Portfolio allocated to Causeway since April 2013.

2. The following replaces the third paragraph under the “Causeway Capital Management LLC” section of the “Specialist Manager Guide” on page 92 of the Prospectus:

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Kevin Durkin, Conor Muldoon, Foster Corwith and Alessando Valentini. Ms. Ketterer, Mr. Hartford, Mr. Doyle, Mr. Eng, and Mr. Durkin have been investment professionals with Causeway since 2001, Mr. Muldoon has been an investment professional with Causeway since 2003 and Messrs Corwith and Valentini have been investment professionals with the firm since 2006. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis

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and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director and fundamental portfolio manager, previously served as a research associate at Deutsche Asset Management where he was responsible for researching consumer staple companies. Mr. Valentini, a director and fundamental portfolio manager, previously worked at Thornburg Investment Management, where he conducted fundamental research focusing on the European telecommunication and Canadian oil sectors.

The Real Estate Securities Portfolio: (From the Supplement filed on April 18, 2013)

Upon the recommendation of the Adviser, the Board of Trustees of HC Capital Trust has approved a modification of the Principal Investment Strategies of the Portfolio to allow the Portfolio to implement its real estate securities strategies by investing primarily in shares of other real estate-oriented investment companies, such as exchange-traded funds (“ETFs”). Accordingly, the following changes to the disclosure related to the Real Estate Securities Portfolio are effective April 26, 2013:

1. The following replaces the “Fees and Expenses” section on page 14 of the Prospectus:

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.18%
Total Annual Portfolio Operating Expenses	0.31%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

2. The following supplements the “Principal Investment Strategies” disclosure on page 14 of the Prospectus:

The Portfolio may implement its principal investment strategy by investing up to 100% of its assets in exchange-traded funds, that themselves invest in real estate-related securities.

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3. The following supplements the “Principal Investment Risks” disclosure on page 15 of the Prospectus:

•	Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

•	Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.

4. The following replaces the “Investment Adviser” and “Investment Subadvisor” sections on page 18 of the Prospectus:

Investment Adviser

HC Capital Solutions is the Portfolio’s investment adviser with responsibility for the management of the Portfolio’s assets, including all investments in other investment companies.

Portfolio Manager:

Thomas Cowhey, CFA has managed the Portfolio since April, 2013.

Investment Subadvisor

Wellington Management Company LLP (“Wellington Management”) and SSgA FM are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in real estate securities.

Wellington Management: Bradford D. Stoesser has managed the Portfolio since September, 2010.

SSgA FM: John Tucker, CFA and Michael Feehily, CFA have not yet begun providing portfolio management services to the Portfolio.

5. The following supplements the “More Information About Fund Investments and Risks” disclosure related to the Real Estate Securities Portfolio on page 59 of the Prospectus:

The Portfolio may implement its investment strategy by investing in exchange traded investment companies, known as “ETFs,” that themselves invest in the equity and debt securities issued by real estate-related companies including real estate investment trusts (REITs). For more information on ETFs, see “Investments in Other Investment Companies” on page 79 of this Prospectus.

6. The following supplements the “Investments in Other Investment Companies” disclosure on page 79 of the Prospectus:

Additionally, the Real Estate Securities Portfolio may invest up to 100% of its assets in ETFs that invest in the securities of real estate related companies in reliance on provisions of the Investment Company Act that permit such investments so long as the investing fund, together with any affiliates, does not own more than 3% of the outstanding voting securities of the acquired fund. Under these provisions, the Real Estate Securities Portfolio is required to vote all proxies of the funds it owns in the same proportion as the vote of all other holders of such securities.

7. The following supplements the “Advisory Services – HC Capital Solutions” disclosure on page 79 of the Prospectus:

Mr. Thomas Cowhey, CFA acts as a portfolio manager for the Real Estate Securities Portfolio. Mr. Cowhey is the Chief Investment Strategist for the Advisor and has been with the Advisor since 2000.

The Fixed Income Opportunity Portfolio: (From the Supplement filed on March 5, 2013) Effective immediately, Michael Rieger will no longer serve as a portfolio manager for The Fixed Income Opportunity Portfolio managed by Seix Investment Advisors, LLC (“Seix”).

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1.	The following replaces the section of the Prospectus with respect to Seix under the “Portfolio Managers” section on page 41 of the Prospectus:

Seix: Michael Kirkpatrick and Brian Nold have managed the portion of the Portfolio allocated to Seix since November, 2007 and Vincent Flanagan has managed the Portfolio since February, 2013.

2.	The following replaces the third paragraph under “Seix Investment Advisors LLC” of the “Specialist Manager Guide” on page 97 of the Prospectus:

Day-to-day high yield investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of Michael Kirkpatrick, Brian Nold and Vincent Flanagan. Michael Kirkpatrick, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses principally on the Flagship High Yield Portfolios in addition to a High Yield Unconstrained strategy. Prior to joining Seix in 2002, Mr. Kirkpatrick was a Senior Analyst at Oppenheimer Funds, Inc. covering the Telecommunications and Cable industries. Mr. Nold, Senior Portfolio Manager and Senior High Yield Research Analyst, focuses on a High Yield Unconstrained strategy in addition to the Flagship High Yield Portfolios. Before joining Seix in 2003, he was a High Yield Analyst at Morgan Stanley in Global High Yield Research. Vincent Flanagan, Portfolio Manager and Senior High Yield Research Analyst, is primarily focused on bank loans. Prior to joining Seix in 2006, Mr. Flanagan was the director of research for Assurant, Inc.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on March 5, 2013)

1.	The following supplements the “Portfolio Managers” section on page 53 of the Prospectus:

Mellon Capital: Mr. David C. Kwan, Ms. Zandra Zelaya and Mr. Gregg Lee have co-managed the Portfolio since December, 2012.

The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

1.	The following supplements the “Portfolio Managers” section on page 36 of the Prospectus:

Mellon Capital: Mr. David C. Kwan and Ms. Zandra Zelaya have co-managed the Portfolio since December, 2010 and Mr. Gregg Lee has managed the Portfolio since December, 2012.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and The Core Fixed Income Portfolio: (From the Supplement filed on March 5, 2013)

The following replaces the “Mellon Capital Management Corporation” section of the “Specialist Manager Guide” on page 96 of the Prospectus:

Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

For its services to The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.12%. Effective September 1, 2012, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolios managed by it, at an annual rate of 0.06%. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Mellon Capital receives a fee based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.06%. During the fiscal year ended June 30, 2012 Mellon received fees of 0.12% of the average daily net assets for each portion of The Core Fixed Income Portfolio and The U.S. Government Fixed Income Securities Portfolio allocated to Mellon.

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Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA, Ms. Zandra Zelaya, CFA and Mr. Gregg Lee, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital with 22 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. Zelaya is a Director of Fixed Income Management of Mellon Capital with 17 years of investment experience and 15 years at the firm. She earned a B.S. at California State University at Haward. Mr. Gregg Lee is a Vice President, Senior Portfolio Manager at Mellon Capital with 23 years of investment experience and 23 year at the firm. He earned a B.S. at the University of California at Davis.

As of June 30, 2012, Mellon Capital had assets under management totaling approximately $240 billion, which includes overlay strategies.

The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on January 8, 2013) Effective January 8, 2013, the investment advisory relationship between the Trust and BlackRock Financial Management, Inc. (“BlackRock”) with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has been terminated. Any and all references to BlackRock are hereby removed.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio: (From the Supplement filed on December 11, 2012) At a meeting, held on December 4, 2012, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust.

1. The following replaces the “Annual Operating Expenses” section on page 50 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.11%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.19%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$19
3 Years	$61
5 Years	$107
10 Years	$243

2. The following supplements the “Principal Investment Risks” section on page 51 of the Prospectus:

•	Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.

3. The following replaces the “Investment Subadvisers” section on page 53 of the Prospectus:

Blackrock and Mellon Capital are the Specialist Managers for the Portfolio.

4. The following supplements the “Specialist Managers” section under “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” on page 70 of the Prospectus:

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The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

5. The following replaces the paragraph with respect to “The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio” under “More Information About Fund Investments and Risks” on page 81 of the Prospectus:

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock and 100% Mellon Capital.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 33 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.25%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$26
3 Years	$80
5 Years	$141
10 Years	$318

2. The following supplements the “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 66 of the Prospectus:

The Mellon Capital Investment Selection Process

Mellon Capital currently manages assets for the Portfolio using two separate and distinct strategies.

With respect to the portion of the Portfolio invested in investment grade mortgage-backed and asset-backed securities, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Government Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the government sector.

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With respect to the portion of the Portfolio invested in securities issued or fully guaranteed by the U.S. Government, Federal Agencies or sponsored agencies, Mellon Capital employs a disciplined approach which seeks to gain exposure to securities and sectors like those contained in the Barclays Capital US Securitized Index. It begins by identifying and isolating the major components and sectors and assessing the key characteristics of the index. After analyzing these factors, Mellon Capital Management then invests in securities designed to gain exposure to these different sectors, and that have characteristics that are similar to those which are found in the index. In this process, they also focus on relative value and issue specific risk in order to efficiently and cost effectively gain exposure to the securitized sector.

3. The following replaces the paragraph with respect to “The Core Fixed Income Portfolio” under “More Information About Fund Investments and Risks” on page 81 of the Prospectus:

The Core Fixed Income Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2012 of 0% BlackRock, 66% Mellon Capital and 34% Seix.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.39%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

2. The following replaces the second paragraph under “Seix Investment Advisors LLC” in the Specialist Manager Guide on page 97 of the Prospectus:

For its services to The Fixed Income Opportunity Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.40% for the first $100 million of the Combined Assets (as defined below), 0.25% on the next $200 million of the Combined Assets, and 0.20% on the balance of the Combined Assets. For the purpose of computing Seix’s fee for The Fixed Income Opportunity Portfolio, the term “Combined Assets” shall mean the sum of (i) the net assets of the Portfolio; and (ii) the net assets of each other Hirtle Callaghan account to which Seix provides similar services. During the fiscal year ended June 30, 2012 Seix received a fee of 0.42% of the average daily net assets of that portion of The Fixed Income Opportunity Portfolio allocated to Seix.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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